Structured entities and derecognition of financial assets (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss

$ millions, as at October 31, 2022	Single-seller and multi-seller conduits		Third-party structured vehicles	Loan warehouse financing	Other (1)
On-balance sheet assets at carrying value (2)
Securities	$642		$2,199	$–	$509
Loans	98		2,740	8,898	24
Investments in equity-accounted associates and joint ventures	–		66	–	68
	$740		$5,005	$8,898	$601
October 31, 2021	$141		$3,838	$3,245	$394
On-balance sheet liabilities at carrying value (2)
Deposits	$–		$–	$–	$–
Derivatives (3)	–		–	–	45
	$–		$–	$–	$45
October 31, 2021	$–		$–	$–	$354
Maximum exposure to loss, net of hedges
Investments and loans	$740		$5,005	$8,898	$601
Notional of written derivatives, less fair value losses	–		–	–	35
Liquidity, credit facilities and commitments	8,682	(4)	2,638	2,700	308
Less: hedges of investments, loans and written derivatives exposure	–		–	–	(39)
	$9,422		$7,643	$11,598	$905
October 31, 2021	$7,680		$5,854	$4,166	$520

(1)
Includes
Community Reinvestment Act
-related investment vehicles, CIBC-managed investment funds, CIBC structured CDO vehicles and third-party structured vehicles related to structured credit run-off. It also includes
,
as at October 31, 2021, notes issued by CIBC Capital Trust of $300 million which were redeemed on November 1, 2021
;
see Note 16 for more details.

(2)	Excludes SEs established by CMHC, Fannie Mae, Freddie Mac, Ginnie Mae, FHLB, Federal Farm Credit Bank, and Student Loan Marketing Association.
(3)
Comprises written credit default swaps (CDS) and total return swaps (TRS) under which we assume exposures. Excludes foreign exchange derivatives, interest rate derivatives and other derivatives provided as part of normal client facilitation.

(4)
Excludes an additional $2.4 billion (2021: $3.0 billion) relating to our backstop liquidity facilities provided to the multi-seller conduits as part of their commitment to fund purchases of additional assets. Also excludes
$642 million (2021: $35 million) of our direct investments in the multi-seller conduits which we consider investment exposure.

Schedule of Carrying Amount and Fair Value of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities
The following table provides the carryi
ng amount and fair value of transferred financial assets that did not qualify for derecognition and the associated financial liabilities:

$ millions, as at October 31		2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value

Residential mortgage securitizations (1)	$16,939	$16,540	$17,121	$17,023
Securities held by counterparties as collateral under repurchase agreements (2)	39,788	39,788	36,469	36,469
Securities lent for cash collateral (2)	2,165	2,165	1	1
Securities lent for securities collateral (2)	30,520	30,520	31,548	31,548
	$89,412	$89,013	$85,139	$85,041
Associated liabilities (3)	$88,954	$88,912	$85,061	$85,122

(1)
Consists mainly of Canadian residential mortgage loans transferred to Canada Housing Trust. Certain cash in transit balances related to the securitization process amounting to $405 million (2021: $792 million) have been applied to reduce these balances.

(2)
Does not include over-collateralization of assets pledged. Repurchase and securities lending arrangements are conducted with both CIBC-owned and third-party assets on a pooled basis. The carrying amounts represent an estimated allocation related to the transfer of our own financial assets.

(3)	Includes the obligation to return off-balance sheet securities collateral on securities lent and fair value hedge basis adjustments.